Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of potentially outstanding dilutive shares
	2012	2011

Convertible notes	55,899	1,500,000

Preferred stock issued	25,000,000	25,000,000

Warrants	10,354,738	10,918,169

Options	36,885	-
Total Potential Dilutive Shares	35,447,522	37,418,169

Schedule of intangible assets estimated useful life
Estimated Useful Life
Provider agreements for locations awaiting installation of EV charging stations	7 – 10 years
Awarded government grants for installation of EV charging stations	Upon invoicing grantor
Trademark	Indefinite
Present value of EV charging stations to be acquired in October 2016	Commencing in October 2016 and over the estimated remaining useful life at such time